RESERVES - Schedule of Reserves (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reserves within equity [abstract]
Share-based payments reserve	$ 6,469,201	$ 13,440,265
Equity	(2,780,397)	(1,178,258)	$ (1,008,244)	$ (596,331)
Total Reserve	$ 3,688,804	$ 12,262,007